Prepayments and Other Non-Current Assets - Schedule of Prepayments and Other Non Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Non-Current Assets [Abstract]
Prepayments for purchasing of land use right	[1]	¥ 310,220		¥ 0
Prepayments to vendors and content providers		58,706		93,502
Refundable lease deposits		8,173		4,826
Prepayments for equity investments		0		2,000
Others		2,362		4,567
Total		¥ 379,461	$ 58,155	¥ 104,895

[1]	In November 2020, the Company entered into an agreement for acquisition of land use rights for operations. As of December 31, 2020, the prepayment amounted to RMB310,220.